COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
Term of lease	5 years
Rental expense	$ 6,800	$ 6,100
Minimum annual rental commitments under non-cancelable operating leases
2021	6,484
2022	5,971
2023	4,455
2024	3,834
2025	3,491
Thereafter	5,094
Total	$ 29,329